CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 142,373,151	$ 37,173,736
Restricted Cash	1,684,269	2,382,732
Accounts receivable trade, net	13,322,984	8,224,357
Due from related parties	2,995,682	0
Inventories	2,833,258	4,436,879
Prepaid expenses and other assets	2,980,784	2,591,150
Deferred charges, net	51,138	191,234
Total current assets	166,241,266	55,000,088
NON-CURRENT ASSETS:
Vessels, net	435,894,644	393,965,929
Advances for vessel acquisition	0	2,368,165
Restricted cash	8,250,000	3,830,000
Due from related parties	5,222,572	810,437
Prepaid expenses and other assets	6,825,999	2,075,999
Deferred charges, net	7,978,961	4,862,824
Fair value of acquired time charters	2,507,506	0
Total non-current assets	466,679,682	407,913,354
Total assets	632,920,948	462,913,442
CURRENT LIABILITIES:
Current portion of long-term debt, net	31,777,117	16,091,723
Accounts payable	9,237,447	5,042,575
Due to related parties	0	4,507,569
Deferred revenue	2,583,880	3,927,833
Accrued liabilities	7,763,325	4,459,696
Total current liabilities	51,361,769	34,029,396
NON-CURRENT LIABILITIES:
Long-term debt, net	120,064,119	85,949,676
Total non-current liabilities	120,064,119	85,949,676
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Common shares, $0.001 par value; 1,950,000,000 shares authorized; 94,610,088 issued and outstanding as of December 31, 2021, and December 31, 2022	94,610	94,610
Additional paid-in capital	303,658,153	303,658,153
Retained earnings	157,742,285	39,181,595
Total shareholders' equity	461,495,060	342,934,370
Total liabilities and shareholders' equity	632,920,948	462,913,442
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares	$ 12	$ 12